Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(5)	Net Income (Loss) (millions)(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2025	$7,910,526	$7,141,872	$2,251,713	$2,091,048	$165.93	$27.0
2024	$8,180,265	$9,962,175	$2,323,693	$2,692,073	$175.74	$(50.9)
2023	$8,510,486	$10,085,423	$2,029,096	$2,324,073	$132.84	$(55.4)

Named Executive Officers, Footnote	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Quadracci (our Chairman and Chief Executive Officer) for each corresponding year in the “Total” column of the “2025 Summary Compensation Table”.The dollar amounts reported in column (d) represent the average of the amounts reported for our named executive officers (NEOs) as a group (excluding Mr. Quadracci) in the “Total” column of the “2025 Summary Compensation Table” in each applicable year. The names of each of the NEOs (excluding Mr. Quadracci) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Messrs. Staniak, Honan, and Vanderboom and Ms. Gruen; (ii) for 2024, Messrs. Staniak, Honan, and Vanderboom and Eric Ashworth (former Executive Vice President of Product and Market Strategy); and (iii) for 2023, Messrs. Staniak, Honan, Ashworth and Vanderboom.
PEO Total Compensation Amount	$ 7,910,526	$ 8,180,265	$ 8,510,486
PEO Actually Paid Compensation Amount	$ 7,141,872	9,962,175	10,085,423
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Quadracci, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Quadracci during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Quadracci’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Awards Adjustments(b)	Compensation Actually Paid to PEO
2025	$7,910,526	$1,428,687	$660,033	$7,141,872
2024	$8,180,265	$1,626,000	$3,407,910	$9,962,175
2023	$8,510,486	$1,532,489	$3,107,426	$10,085,423
______________________________
(a)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the “2025 Summary Compensation Table” for the applicable year.
(b)The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the end of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Options Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$1,286,754	$(472,927)	$—	$(255,706)	$—	$101,912	$660,033
2024	$2,091,000	$1,156,608	$—	$147,374	$—	$12,928	$3,407,910
2023	$2,035,806	$843,048	$—	$192,858	$—	$35,714	$3,107,426

Non-PEO NEO Average Total Compensation Amount	$ 2,251,713	2,323,693	2,029,096
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,091,048	2,692,073	2,324,073
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to our NEOs as a group (excluding Mr. Quadracci), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Quadracci) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments shown in the table immediately below were made to average total compensation for the NEOs as a group (excluding Mr. Quadracci) for each year to determine the compensation actually paid, using the same methodology described above in Note 2.

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2025	$2,251,713	$321,847	$161,182	$2,091,048
2024	$2,323,693	$347,219	$715,599	$2,692,073
2023	$2,029,096	$337,515	$632,492	$2,324,073
______________________________
(a)The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the end of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Options Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2025	$289,524	$(99,963)	$—	$(47,184)	$—	$18,805	$161,182
2024	$446,515	$246,183	$—	$21,054	$—	$1,847	$715,599
2023	$448,366	$151,473	$—	$27,551	$—	$5,102	$632,492

Compensation Actually Paid vs. Total Shareholder Return
The following graph illustrates the relationship between compensation actually paid to our PEO (Mr. Quadracci) and the average compensation actually paid to our NEOs as a group (excluding Mr. Quadracci) and our cumulative TSR assuming an initial fixed investment on December 31, 2022 of $100 over the three years presented in the table.

Compensation Actually Paid vs. Net Income
The following graph illustrates the relationship between compensation actually paid to our PEO (Mr. Quadracci) and the average compensation actually paid to our NEOs as a group (excluding Mr. Quadracci) and our net income (loss) over the three years presented in the table.

Total Shareholder Return Amount	$ 165.93	175.74	132.84
Net Income (Loss)	$ 27,000,000.0	$ (50,900,000)	$ (55,400,000)
PEO Name	Mr. Quadracci	Mr. Quadracci	Mr. Quadracci
Additional 402(v) Disclosure	Cumulative TSR is calculated by dividing the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period, assuming an investment of $100 as of December 31, 2022.The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable year.
PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,428,687)	$ (1,626,000)	$ (1,532,489)
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	660,033	3,407,910	3,107,426
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	1,286,754	2,091,000	2,035,806
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(472,927)	1,156,608	843,048
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(255,706)	147,374	192,858
PEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	101,912	12,928	35,714
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	321,847	347,219	337,515
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	161,182	715,599	632,492
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	289,524	446,515	448,366
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(99,963)	246,183	151,473
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(47,184)	21,054	27,551
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ 18,805	$ 1,847	$ 5,102